PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepaid expense and other assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Deferred channel and other costs (Note 4)	59,501	84,355	12,230
VAT prepayments	8,909	12,657	1,835
Advances to suppliers	481	703	102
Others	3,960	5,050	733
	72,851	102,765	14,900